UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2000.

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor        New York       New York              10021
--------------------------------------------------------------------------------
Business Address      (Street)          (City)       (State)               (Zip)
--------------------------------------------------------------------------------
Timothy O'Brien, (212) 754-4000, Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------
         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of August, 2000.

                                                  DICKSTEIN PARTNERS INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Timothy O'Brien
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1. Dickstein & Co., L.P.        28-4218            6.
-----------------------------   ----------------   --------------  -------------
2. Dickstein Partners, L.P.     28-4098            7.
-----------------------------   ----------------   --------------  -------------
3. Mark Dickstein               28-4210            8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

                                    FORM 13F
                                                                                                         --------------------------
                                                                                                                   (SEC USE ONLY)
   Page   1 of   3                     Name of Reporting Manager Dickstein Partners Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                                Item 5:        Item 6:                              Voting
    Item 1:               Item 2:    Item 3:       Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer         Title of    CUSIP       Fair Market   Principal           b) Shared-   (c)     Managers   Authority
                          Class      Number        Value       Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co       CL A     002896-20-7   1,141,875.00    90,000             X               1,2,3        X
                                                      126,875.00    10,000             X               3            X
-----------------------------------------------------------------------------------------------------------------------------------
AT & T Corp                  Com      001957-10-9     400,837.50    12,600             X               1,2,3        X
-----------------------------------------------------------------------------------------------------------------------------------
AT & T Corp                  Call     001957-90-9   1,113,437.50    35,000 (c)         X               1,2,3        X
                                                      159,062.50     5,000 (c)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Active  Software Inc         Com      00504E-10-0   2,580,001.88    33,210             X               1,2,3        X
                                                      372,900.00     4,800             X               3            X
------------------------------------------------------------------------------------------------------------------------------------
BCE Inc                      Put      05534B-95-9   1,666,875.00    70,000 (p)         X               1,2,3        X
                                                      238,125.00    10,000 (p)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Bestfoods                    Call     08658U-90-1   2,423,750.00    35,000 (c)         X               1,2,3        X
                                                      346,250.00     5,000 (c)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co      Call     110122-90-8   3,495,000.00    60,000 (c)         X               1,2,3        X
                                                      466,000.00     8,000 (c)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
C-Cube Microsystems Inc new  Com      12501N-10-8   2,100,000.00   105,000             X               1,2,3        X
                                                      300,000.00    15,000             X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group        Call     197648-90-8   10,893,750.00  166,000 (c)         X               1,2,3        X
                                                     1,575,000.00   24,000 (c)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp                 Cl A SPL 200300-20-0    3,509,625.00  147,000             X               1,2,3        X
------------------------------------------------------------------------------------------------------------------------------------
Critical Path Inc            Com      22674V-10-0    2,964,315.94   50,835             X               1,2,3        X
------------------------------------------------------------------------------------------------------------------------------------
Dominion Res Inc VA New      Com      25746U-10-9   17,335,220.00  404,320             X               1,2,3        X
------------------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp Del    Call     26483B-90-6    1,001,875.00   35,000 (c)         X               1,2,3        X
                                                       200,375.00    7,000 (c)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp Mass                Com      268648-10-2    2,657,812.50   35,000             X               1,2,3        X
                                                       379,687.50    5,000             X               2,3          X
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp Mass                Put      268648-95-2   2,657,812.50    35,000 (p)         X               1,2,3        X
                                                      379,687.50     5,000 (p)         X               2,3          X
------------------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp    Com      28176E-10-8   2,551,937.50   133,000             X               1,2,3        X
                                                      364,562.50    19,000             X               2,3          X
------------------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp    Call     28176E-90-8   2,469,431.25   128,700 (c)         X               1,2,3        X
                                                      312,756.25    16,300 (c)         X               2,3          X
------------------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp    Put      28176E-95-8     585,218.75    30,500 (p)         X               1,2,3        X
                                                       86,343.75     4,500 (p)         X               2,3          X
------------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd          Com      G3921A-10-0   5,153,829.38   195,870             X               1,2,3        X
------------------------------------------------------------------------------------------------------------------------------------
Golden St Bancorp Inc        Call     381197-90-2   1,917,325.00   108,400 (c)         X               1,2,3        X
                                                      275,925.00    15,600 (c)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Ibis Technology Corp         Call     450909-90-6   1,091,250.00    18,000 (c)         X               1,2,3        X
                                                      121,250.00     2,000 (c)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Column Totals                                      75,415,979.69
------------------------------------------------------------------------------------------------------------------------------------


   Page   2 of   3                     Name of Reporting Manager Dickstein Partners Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                                Item 5:        Item 6:                              Voting
    Item 1:               Item 2:    Item 3:       Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer         Title of    CUSIP       Fair Market   Principal           b) Shared-   (c)     Managers   Authority
                          Class      Number        Value       Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp                   Com      458140-10-0     243,000.00    36,000             X               1,2,3        X
                                                      267,000.00     4,000             X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp                   Put      458140-95-0   1,735,500.00    26,000 (p)         X               1,2,3        X
                                                      267,000.00     4,000 (p)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson            Com      478160-10-4   15,623,550.00  153,360             X               1,2,3        X
                                                       700,252.00    9,968             X               2,3          X
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc.     Com      549463-10-7   27,710,100.00  475,200             X               1,2,3        X
                                                     1,912,080.00   30,840             X               2,3          X
------------------------------------------------------------------------------------------------------------------------------------

Laser Power Corp             Com      51806K-10-4      312,000.00   64,000             X               1,2,3        X
                                                        46,312.50    9,500             X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp               Com      594918-10-4    5,036,062.50   63,000             X               1,2,3        X
                                                       719,437.50    9,000             X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp               Put      594918-95-4    5,036,062.50   63,000 (p)         X               1,2,3        X
                                                       719,437.50    9,000 (p)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Nabisco Hldgs Corp           Call     629526-90-4   16,075,500.00  306,200 (c)         X               1,2,3        X
                                                     2,299,500.00   43,800 (c)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Nabisco Hldgs Corp           Put      629526-95-4    2,388,750.00   45,500 (p)         X               1,2,3        X
                                                       341,250.00    6,500 (p)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Nextlink Communications Inc  Cl A     65333H-70-7    1,707,187.50   45,000             X               1,2,3        X
                                                       189,687.50    5,000             X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Nextlink Communications Inc  Put      65333H-95-7      599,412.50   15,800 (p)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Palm Inc                     Put      696642-95-7    1,109,625.00   33,000 (p)         X               1,2,3        X
                                                       168,125.00    5,000 (p)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos Inc        Call     718154-90-7    9,867,187.50  375,000 (c)         X               1,2,3        X
                                                     1,184,062.50   45,000 (c)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications  Intl InCall     749121-90-9    5,868,093.75  118,100 (c)         X               1,2,3        X
                                                       790,031.25   15,900 (c)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications  Intl InPut      749121-95-9   16,819,218.75  338,500 (p)         X               1,2,3        X
                                                     2,409,843.75   48,500 (p)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
 Reynolds R J Tob Hldgs Inc  Put      76182K-95-5    9,652,406.25  345,500 (p)         X               1,2,3        X
                                                     1,313,062.50   47,000 (p)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Seagram LTD                  Com      811850-10-6    3,152,250.00   54,000             X               1,2,3        X
                                                       350,250.00    6,000             X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Seagram LTD                  Call     811850-90-6    1,050,750.00   18,000 (c)         X               1,2,3        X
                                                       116,750.00    2,000 (c)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Southdown Inc                Com      841297-10-4    1,828,968.75   31,500             X               1,2,3        X
                                                       261,281.25    4,500             X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Sprint Corp                  Call     852061-90-0    1,377,000.00   27,000 (c)         X               1,2,3        X
                                                       153,000.00    3,000 (c)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Telecomunicacoes             Spon Adr
De Sao Paulo                 Pfd      87929A-10-2   12,349,251.88  654,265             X               1,2,3        X
                                                     1,763,359.13   93,423             X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Tyco Intl. Ltd new           Call     902124-90-6      135,000.00   18,000             X               1,2,3        X
                                                        15,000.00    2,000             X               3            X
------------------------------------------------------------------------------------------------------------------------------------
US Airways Group Inc         Put      911905-95-7      358,312.50    9,000 (p)         X               1,2,3        X
                                                        39,812.50    1,000 (p)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Column Totals                                      156,061,724.25
------------------------------------------------------------------------------------------------------------------------------------


   Page   3 of   3                     Name of Reporting Manager Dickstein Partners Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                                Item 5:        Item 6:                              Voting
    Item 1:               Item 2:    Item 3:       Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer         Title of    CUSIP       Fair Market   Principal           b) Shared-   (c)     Managers   Authority
                          Class      Number        Value       Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
US West Inc New              Com      91273H-10-1   16,362,500.00  192,500             X               1,2,3        X
                                                     2,337,500.00   27,500             X               3            X
------------------------------------------------------------------------------------------------------------------------------------
US West Inc New              Call     91273H-90-1   19,337,500.00  227,500 (c)         X               1,2,3        X
                                                     2,762,500.00   32,500 (c)         X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Verio Inc                    Com      923433-10-6   14,985,000.00  270,000             X               1,2,3        X
                                                     1,665,000.00   30,000             X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Vector Group Ltd             Com      92240M-10-8      337,500.00   22,500             X               1,2,3        X
                                                        37,500.00    2,500             X               3            X
------------------------------------------------------------------------------------------------------------------------------------
Vodafone Airtouch PLC        Sponsored
                             ADR      92857T-10-7   24,120,185.75  577,729             X               1,2,3        X
                                                     3,583,781.25   64,500             X               2,3          X
------------------------------------------------------------------------------------------------------------------------------------
Voicestream Wireless Corp    Com      928615-10-3    4,433,542.50   38,138             X               1,2,3        X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Column Totals                                       89,962,509.50
------------------------------------------------------------------------------------------------------------------------------------
Aggregate Totals                                   321,440,213.44
------------------------------------------------------------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2000.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Timothy O'Brien, (212) 754-4000, Vice President of Dickstein Partners Inc., the general partner of the general partner of Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of August, 2000.

                                                  DICKSTEIN & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Timothy O'Brien
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein & Co., L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2000.

--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Timothy O'Brien, (212) 754-4000, VP of Dickstein Partners Inc., the general partner of Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of August, 2000.

                                                DICKSTEIN PARTNERS, L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Timothy O'Brien
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein Partners, L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2000.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Mark Dickstein
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Mark Dickstein, (212) 754-4000,
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of August, 2000.

                                                MARK DICKSTEIN
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Mark Dickstein
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Mark Dickstein exercises investment discretion are reported on his behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.